INTANGIBLE AND OTHER ASSETS (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Capital projects in development	CAD 2,094	CAD 1,814
Deferred income tax assets (Note 16)	313	9
Employee post-retirement benefits (Note 23)	189	18
Fair value of derivative contracts (Note 24)	133	168
PPAs	0	220
Prepaid rent1	0	230
Loans and advances	0	159
Other	218	478
Intangible and other assets	CAD 2,947	CAD 3,096